CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Begnning Balance, Shares at Nov. 26, 2013	6,597,331
Begnning Balance, Amount at Nov. 26, 2013	$ 65,973	$ (55,973)	$ 0	$ 10,000
Net income			414,560	414,560
Ending Balance, Shares at Mar. 31, 2014	6,597,331
Ending Balance, Amount at Mar. 31, 2014	$ 65,973	(55,973)	414,560	424,560
Issuance of capital for services - shares	3,395,497
Issuance of capital for services - amount	$ 33,955	91,045		125,000
Net income			423,296	423,296
Ending Balance, Shares at Mar. 31, 2015	9,992,828
Ending Balance, Amount at Mar. 31, 2015	$ 99,928	35,072	837,856	972,856
Issuance of capital for board services - shares	203,935
Issuance of capital for board services -amount	$ 2,039			2,039
Recapitalization - shares	875,816
Recapitalization - amount	$ 8,758	(31,401)		(22,643)
Issuance of shares for acquisition - shares	235,295
Issuance of shares for acquisition - amount	$ 2,353	997,651		1,000,004
Stock, Option, RSU and Warrant Expense		141,910		141,910
Net income			(1,890,758)	(1,890,758)
Ending Balance, Shares at Dec. 31, 2015	11,874,361
Ending Balance, Amount at Dec. 31, 2015	$ 118,743	$ 1,192,692	$ (1,052,902)	258,533
Net income				(4,088,625)
Ending Balance, Amount at Sep. 30, 2016				$ 4,752,604